Investments (Details) ¥ in Millions		12 Months Ended
	Oct. 17, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Oct. 17, 2024 JPY (¥)
Investments [Line Items]
Gain (loss) from equity method investment		$ (20,049)	$ (69,444)	$ 14,554
TLS [Member]
Investments [Line Items]
Investment	$ 20,086				¥ 3.0
CROSSING CARDS CO., LTD [Member]
Investments [Line Items]
Investment	$ 46,585				7.0
Incorporation place	Japan
Incorporation date	Jun. 18, 2024
Gain (loss) from equity method investment		$ 20,049
Minimum [Member] | CROSSING CARDS CO., LTD [Member]
Investments [Line Items]
Registered capital	$ 6,700				1.0
Maximum [Member] | CROSSING CARDS CO., LTD [Member]
Investments [Line Items]
Registered capital	$ 73,200				¥ 11.0
Crossing Cards [Member]
Investments [Line Items]
Ownership percentage	27.27%